Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible Assets
	Concession right	Transmission lines and electrical substations for wind farms		Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000		ARS 000	ARS 000
Cost

01-01-2020	24,988,058	1,954,741		12,523,507	39,466,306
Transfers	-	81,691	(1)	-	81,691
12-31-2020	24,988,058	2,036,432		12,523,507	39,547,997

Transfers	-	2,662	(1)	-	2,662
12-31-2021	24,988,058	2,039,094		12,523,507	39,550,659

Amortization and impairment

01-01-2020	20,820,686	159,450		3,960,333	24,940,469
Amortization for the year	1,041,843	101,096		2,380,490	3,523,429
Impairment	-	-		904,448	904,448
12-31-2020	21,862,529	260,546		7,245,271	29,368,346

Amortization for the year	1,041,843	102,051		1,929,859	3,073,753
Impairment	-	-		1,068,972	1,068,972
12-31-2021	22,904,372	362,597		10,244,102	33,511,071

Net book value

12-31-2020	3,125,529	1,775,886		5,278,236	10,179,651
12-31-2021	2,083,686	1,676,497		2,279,405	6,039,588